Segmented Information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues and Other Income
Less : Royalties	CAD (931.0)	CAD (265.0)
Operating revenues, net of royalties	32,051.0	26,807.0
Other income (loss)	125.0	161.0
Total revenue	32,176.0	26,968.0
Expenses
Purchases of crude oil and products	11,121.0	9,877.0
Operating, selling and general	9,245.0	9,150.0
Transportation	1,037.0	1,072.0
Depreciation, depletion, amortization and impairment	5,601.0	6,117.0
Exploration	104.0	289.0
Gain on disposal of assets	(602.0)	(68.0)
Financing expense (income)	(246.0)	445.0
Total expenses	26,260.0	26,882.0
Earnings before Income Taxes	5,916.0	86.0
Income Tax Expense (Recovery)
Current	1,209.0	153.0
Deferred	249.0	(512.0)
Total tax expense (income)	1,458.0	(359.0)
Net Earnings (Loss)	4,458.0	445.0
Capital and Exploration Expenditures	6,551.0	6,582.0
Operating segments
Revenues and Other Income
Gross revenues	32,982.0	27,072.0
Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	(3,643.0)	(2,516.0)
Corporate Energy Trading And Eliminations
Revenues and Other Income
Gross revenues	38.0	55.0
Operating revenues, net of royalties	(3,605.0)	(2,461.0)
Other income (loss)	(20.0)	74.0
Total revenue	(3,625.0)	(2,387.0)
Expenses
Purchases of crude oil and products	(3,513.0)	(2,425.0)
Operating, selling and general	559.0	687.0
Transportation	(51.0)	(46.0)
Depreciation, depletion, amortization and impairment	106.0	170.0
Gain on disposal of assets	(97.0)
Financing expense (income)	(477.0)	119.0
Total expenses	(3,473.0)	(1,495.0)
Earnings before Income Taxes	(152.0)	(892.0)
Income Tax Expense (Recovery)
Current	(541.0)	(466.0)
Deferred	330.0	60.0
Total tax expense (income)	(211.0)	(406.0)
Net Earnings (Loss)	59.0	(486.0)
Capital and Exploration Expenditures	34.0	34.0
Oil Sands
Revenues and Other Income
Less : Royalties	(355.0)	(52.0)
Operating revenues, net of royalties	12,782.0	9,470.0
Other income (loss)	86.0	26.0
Total revenue	12,868.0	9,496.0
Expenses
Purchases of crude oil and products	623.0	548.0
Operating, selling and general	6,257.0	5,777.0
Transportation	690.0	666.0
Depreciation, depletion, amortization and impairment	3,782.0	3,864.0
Exploration	15.0	30.0
Gain on disposal of assets	(50.0)	(33.0)
Financing expense (income)	180.0	234.0
Total expenses	11,497.0	11,086.0
Earnings before Income Taxes	1,371.0	(1,590.0)
Income Tax Expense (Recovery)
Current	192.0	(363.0)
Deferred	170.0	(78.0)
Total tax expense (income)	362.0	(441.0)
Net Earnings (Loss)	1,009.0	(1,149.0)
Capital and Exploration Expenditures	5,059.0	4,724.0
Oil Sands | Operating segments
Revenues and Other Income
Gross revenues	9,586.0	7,229.0
Oil Sands | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	3,551.0	2,293.0
Exploration and Production
Revenues and Other Income
Less : Royalties	(576.0)	(213.0)
Operating revenues, net of royalties	2,911.0	2,231.0
Other income (loss)	(14.0)	45.0
Total revenue	2,897.0	2,276.0
Expenses
Operating, selling and general	422.0	483.0
Transportation	86.0	86.0
Depreciation, depletion, amortization and impairment	1,028.0	1,381.0
Exploration	89.0	259.0
Financing expense (income)	36.0	82.0
Total expenses	1,661.0	2,291.0
Earnings before Income Taxes	1,236.0	(15.0)
Income Tax Expense (Recovery)
Current	617.0	301.0
Deferred	(113.0)	(506.0)
Total tax expense (income)	504.0	(205.0)
Net Earnings (Loss)	732.0	190.0
Capital and Exploration Expenditures	824.0	1,139.0
Exploration and Production | Operating segments
Revenues and Other Income
Gross revenues	3,487.0	2,329.0
Exploration and Production | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues		115.0
Refining and Marketing
Revenues and Other Income
Operating revenues, net of royalties	19,963.0	17,567.0
Other income (loss)	73.0	16.0
Total revenue	20,036.0	17,583.0
Expenses
Purchases of crude oil and products	14,011.0	11,754.0
Operating, selling and general	2,007.0	2,203.0
Transportation	312.0	366.0
Depreciation, depletion, amortization and impairment	685.0	702.0
Gain on disposal of assets	(455.0)	(35.0)
Financing expense (income)	15.0	10.0
Total expenses	16,575.0	15,000.0
Earnings before Income Taxes	3,461.0	2,583.0
Income Tax Expense (Recovery)
Current	941.0	681.0
Deferred	(138.0)	12.0
Total tax expense (income)	803.0	693.0
Net Earnings (Loss)	2,658.0	1,890.0
Capital and Exploration Expenditures	634.0	685.0
Refining and Marketing | Operating segments
Revenues and Other Income
Gross revenues	19,871.0	17,459.0
Refining and Marketing | Elimination of intersegment amounts
Revenues and Other Income
Gross revenues	CAD 92.0	CAD 108.0